Other investments	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Other investments
7
Other investments

	2022	2021
(in $ millions)	$	$
Non-current investments
Time deposits	774	2
Debt investments – at FVTPL	608	621
Debt investments – at FVOCI	26	—
Equity investments – at FVTPL	334	618
	1,742	1,241
Current investments
Time deposits	2,970	3,176
Debt investments – at FVTPL	164	64
	3,134	3,240
	4,876	4,481

i)
Time deposits

These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.

ii)
Financial risk management

The exposure of other investments to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 24.